Leases	12 Months Ended
Mar. 31, 2023
Presentation of leases for lessee [abstract]
Leases	Leases
Right of use assets recognized within Property, plant and equipment are comprised of the following:

(EUR thousand)	As of March 31
Right of use assets	2023	2022
Offices	8,064	9,923
Refund points	4,793	6,308
IT contracts	915	3,027
Others	3,084	1,680
Total Right of use assets	16,856	20,938
Movements during the period of Right of use assets are the following:

(EUR thousand)	For the financial year ended March 31
Movement of Right of use assets	2023	2022
Opening balance as of April 1	20,938	30,530
New contracts	5,855	2,523
Modifications	969	1,017
Depreciation	(10,832)	(12,975)
Exchange differences	(74)	(157)
Closing balance as of March 31	16,856	20,938
Lease liabilities recognized within Other non-current financial liabilities and Other current financial liabilities are the following:

(EUR thousand)		As of March 31
Lease liabilities	Notes	2023	2022
Current	40	6,984	10,538
Non-current	26	10,243	11,319
Total Lease liabilities		17,227	21,857
Movements during the period of Lease liabilities are the following:

(EUR thousand)	For the financial year ended March 31
Movement of Lease liabilities	2023	2022
Opening balance as of April 1	21,857	31,700
New contracts	5,855	2,525
Modifications	870	1,058
Cash outflow	(11,746)	(14,001)
Interest expense (included in finance costs)	588	626
Exchange differences	(197)	(51)
Closing balance as of March 31	17,227	21,857
The contractual duration of the lease liabilities is the following:

(EUR thousand)	As of March 31
Contractual maturities of lease liabilities	2023	2022
Less than 2 years	11,782	16,345

Between 2 and 5 years	5,368	5,370
More than 5 years	77	142
Total	17,227	21,857
Amounts recognized in the income statement related to leases are the following:

(EUR thousand)	For the financial year ended March 31
Depreciation charge of right of use assets	2023	2022	2021
Offices	3,891	4,534	4,424
Refund points	3,762	5,046	6,511
IT contracts	2,019	2,147	2,253
Others	1,160	1,248	1,461
Total Depreciation charge of right of use assets	10,832	12,975	14,649

(EUR thousand)	For the financial year ended March 31
Other lease-related expenses	2023	2022	2021
Expense relating to short-term leases (included in Operating expenses)	718	943	646
Expense relating to leases of low-value assets that are not short-term leases (included in Operating expenses)	63	88	98
Expense relating to variable lease payments not included in lease liabilities (included in Other expenses)	3,235	2,421	3,478
Total Other lease-related expenses	4,016	3,452	4,222
The total cash outflow for leases for the financial year ended March 31, 2023 was EUR15.8 million (EUR17.5 million for the financial year ended March 31, 2022 and EUR20.3 million for the financial year ended March 31, 2021).
For the financial year ended March 31, 2023 the Group has received EUR0.4 million of office rental concessions in various countries as a direct consequence of the COVID-19 pandemic amounting (EUR3.4 million for the financial year ended March 31, 2022, and EUR5.1 million for the financial year ended March 31, 2021). The concessions are presented within Operating expenses in the income statement as a reduction of the related expense that they are intended to compensate.